NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 31, 2023

TO THE PROSPECTUS DATED JULY 29, 2022

As previously announced on April 10, 2023, John V. Miller effective today is no longer a portfolio manager of the Fund. Paul L. Brennan and Timothy T. Ryan continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NAT-0523P

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

NUVEEN SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

NUVEEN STRATEGIC MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 31, 2023

TO THE PROSPECTUS DATED JULY 29, 2022

As previously announced on April 10, 2023, John V. Miller effective today is no longer a portfolio manager of the Funds. Daniel J. Close and Stephen J. Candido continue to serve as portfolio managers of Nuveen High Yield Municipal Bond Fund; Mr. Candido, Timothy T. Ryan and Steven M. Hlavin continue to serve as portfolio managers of Nuveen Short Duration High Yield Municipal Bond Fund; and Messrs. Close, Candido and Ryan continue to serve as portfolio managers of Nuveen Strategic Municipal Opportunities Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-HYMPRO-0523P

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

NUVEEN SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

NUVEEN STRATEGIC MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 31, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2022

As previously announced on April 10, 2023, John V. Miller effective today is no longer a portfolio manager of the Funds. Paul L. Brennan and Timothy T. Ryan continue to serve as portfolio managers of Nuveen All-American Municipal Bond Fund; Daniel J. Close and Stephen J. Candido continue to serve as portfolio managers of Nuveen High Yield Municipal Bond Fund; Mr. Candido, Mr. Ryan and Steven M. Hlavin continue to serve as portfolio managers of Nuveen Short Duration High Yield Municipal Bond Fund; and Messrs. Close, Candido and Ryan continue to serve as portfolio managers of Nuveen Strategic Municipal Opportunities Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-HYMSAI-0523P